SCHEDULE OF OTHER INCOME (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Notes and other explanatory information [abstract]
Gain on derecognized of right-of-use assets	[1]	$ 1,182	¥ 170,413	¥ 8,212	¥ 12,360
Gain on lease modification or termination	[2]	71	10,239	102
Government subsidies	[3]			1,305	10,366
Others		12	1,739	6,829	2,937
Other income		$ 1,265	¥ 182,391	¥ 16,448	¥ 25,663

[1]	When the sublease is assessed as finance lease, the Company derecognizes the right-of-use asset relating to the head lease that it transfers to the sublessee and recognizes the net investment in sublease in the consolidated statements of financial position. Gain on derecognition of right-of-use assets represents the difference between right-of-use assets derecognized and the net investment in sublease.
[2]	Effective as of September 1, 2024, the Company terminated its original lease and entered into new lease agreements with two landlords. The new lease agreements cover a larger area within the same building, with the lease term has been shortened from 14 years to 3 years, and the total monthly rent increased from JPY6,000 thousand to JPY7,100 thousand. Therefore, the Company recorded a lease termination gain of JPY10,895 thousand, which was recorded as other income in the consolidated statements of profit or loss and comprehensive income for the year ended June 30, 2025.
[3]	It represents the subsidies granted under Carbon Dioxide Emission Reduction Building Subsidy Scheme from the Shizuoka Environment Resources Association of the Japan government and Osaka District Area Revitalization Project Subsidy from the Japan government. There were no unfulfilled conditions nor other contingencies attached to the subsidies.